UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-AnnualReport	August 31, 2018

WESTERN ASSET

MANAGED MUNICIPALS FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and preservation of capital.*

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Managed Municipals Fund for the six-month reporting period ended August 31, 2018. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 28, 2018

II	Western Asset Managed Municipals Fund

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended August 31, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that fourth quarter 2017 U.S. gross domestic product (“GDP”)i growth was 2.3%. GDP growth then moderated to 2.2% during the first quarter of 2018. Finally, the U.S. Department of Commerce’s final reading for second quarter 2018 GDP growth — released after the reporting period ended — was 4.2%. The acceleration in GDP growth in the second quarter of 2018 reflected positive contributions from personal consumption expenditures (“PCE”), exports, federal government spending and state and local government spending, along with a smaller decrease in residential fixed investment.

These were partly offset by a downturn in private inventory investment and a deceleration in nonresidential fixed investment. Imports decreased after increasing in the first quarter of 2018.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. As reported by the U.S. Department of Labor, when the reporting period ended on August 31, 2018, the unemployment rate was 3.9%, versus 4.1% when the period began. The percentage of longer-term unemployed moved higher during the reporting period. In August 2018, 21.5% of Americans looking for a job had been out of work for more than six months, versus 20.3% when the period began.

Western Asset Managed Municipals Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, at its meeting that concluded on September 20, 2017 — before the reporting period began—the Fed kept the federal funds rateiii on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program.” At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%. At its meeting that concluded on June 13, 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%. Finally, at its meeting that ended on September 26, 2018, after the reporting period ended, the Fed raised rates to a range between 2.00% and 2.25%.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Both short-term and longer-term Treasury yields moved higher during the six-month reporting period ended August 31, 2018. The yield for the two-year Treasury note began the reporting period at 2.25% and ended the period at 2.62%. The low for the period of 2.22% took place on March 1, 2018 and the peak for the period of 2.69% occurred on July 26, 2018. The yield for the ten-year Treasury began the reporting period at 2.87% and ended the period at 2.86%.

The low for the period of 2.73% took place on April 2, 2018 and the high for the period of 3.11% took place on May 17, 2018.

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market outperformed its taxable bond counterpart on a relative basis during the reporting period. For the six months ended August 31, 2018, the Bloomberg Barclays Municipal Bond Indexiv and the Bloomberg Barclays U.S. Aggregate Indexv returned 1.75% and 1.15%, respectively. Both municipal and taxable bonds were negatively impacted by the rising interest rate environment. The municipal market’s relative outperformance was partially due to overall solid fundamentals and periods of positive investor demand.

Performance review

For the six months ended August 31, 2018, Class A shares of Western Asset Managed Municipals Fund, excluding sales charges, returned 1.52%. The Fund’s unmanaged benchmark, the Bloomberg Barclays Municipal Bond Index, returned 1.75% for the same period. The Lipper General & Insured Municipal Debt Funds Category Average1 returned 1.68% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 264 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	Western Asset Managed Municipals Fund

Performance Snapshot as of August 31, 2018 (unaudited)
(excluding sales charges)	6 months
Western Asset Managed Municipals Fund:
Class 1[1]	1.64%
Class A	1.52%
Class C	1.24%
Class I	1.66%
Bloomberg Barclays Municipal Bond Index	1.75%
Lipper General & Insured Municipal Debt Funds Category Average	1.68%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended August 31, 2018 for Class 1, Class A, Class C and Class I shares were 2.32%, 2.08%, 1.62% and 2.32%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Performance of Class IS shares is not shown because the inception date for this share class was March 16, 2018.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 29, 2018, the gross total annual fund operating expense ratios for Class 1, Class A, Class C and Class I shares were 0.56%, 0.68%, 1.24% and 0.55%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 28, 2018

[1]

The Fund’s Class 1 shares are closed to all purchases and incoming exchanges. Investors owning Class 1 shares of the Fund may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

Western Asset Managed Municipals Fund	V

Investment commentary (cont’d)

RISKS: The Fund’s fixed income investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties, public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. Investing in securities issued by investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees.

These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

VI	Western Asset Managed Municipals Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2018 and February 28, 2018 and does not include derivatives such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Managed Municipals Fund 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs , including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2018 and held for the six months ended August 31, 2018, unless otherwise noted.

Actual expenses

The table below titled” Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled” Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled” Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]			Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	1.64%	$1,000.00	$1,016.40	0.58%	$2.95		Class 1	5.00%	$1,000.00	$1,022.28	0.58%	$2.96
Class A	1.52	1,000.00	1,015.20	0.70	3.56		Class A	5.00	1,000.00	1,021.68	0.70	3.57
Class C	1.24	1,000.00	1,012.40	1.25	6.34		Class C	5.00	1,000.00	1,018.90	1.25	6.36
Class I	1.66	1,000.00	1,016.60	0.55	2.80		Class I	5.00	1,000.00	1,022.43	0.55	2.80
Class IS4	1.50	1,000.00	1,015.00	0.48	2.20	[5]	Class IS4	5.00	1,000.00	1,020.56	0.48	2.21

2	Western Asset Managed Municipals Fund 2018 Semi-Annual Report

1	For the six months ended August 31, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

[4]	For the period March 16, 2018 (inception date) to August 31, 2018.

[5]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (166), then divided by 365.

Western Asset Managed Municipals Fund 2018 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — August 31, 2018

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Municipal Bond Index
WA Managed Muni	— Western Asset Managed Municipals Fund

4	Western Asset Managed Municipals Fund 2018 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — August 31, 2018

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Municipal Bond Index
WA Managed Muni	— Western Asset Managed Municipals Fund

Western Asset Managed Municipals Fund 2018 Semi-Annual Report	5

Schedule of investments (unaudited)

August 31, 2018

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.7%
Alabama — 4.4%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project, GTD	5.000%	4/1/24	$1,770,000	$1,878,713
Civic Center Improvements Project, GTD	5.000%	4/1/25	1,970,000	2,090,997
Civic Center Improvements Project, GTD	5.000%	4/1/26	1,700,000	1,804,414
Civic Center Improvements Project, GTD	5.000%	4/1/27	1,500,000	1,592,130
Civic Center Improvements Project, GTD	5.000%	4/1/28	1,700,000	1,804,057
Civic Center Improvements Project, GTD	5.250%	4/1/29	1,750,000	1,865,955
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC	6.000%	6/1/39	4,000,000	4,128,040	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Step bond, 0.000% until 10/1/23; 7.750%	0.000%	10/1/46	2,000,000	1,724,660
Convertible CAB, Subordinated Lien, Step bond, 0.000% until 10/1/23; 7.900%	0.000%	10/1/50	69,910,000	60,165,944
Senior Lien, AGM	5.500%	10/1/53	7,200,000	7,995,168
Subordinated Lien Warrants	6.000%	10/1/42	16,030,000	18,467,362
Subordinated Lien Warrants	6.500%	10/1/53	12,300,000	14,535,894
Lower Alabama Gas District, Gas Project Revenue	5.000%	9/1/46	11,600,000	13,940,648
Southeast Alabama Gas Supply District, Gas Supply Revenue:
	4.000%	4/1/24	36,000,000	38,241,360	(b)(c)
	4.000%	6/1/24	34,000,000	36,145,740	(b)(c)
Total Alabama				206,381,082
Alaska — 0.2%
Alaska State Housing Finance Corp. Revenue, State Capital Project II	5.000%	12/1/27	315,000	343,284
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	10,000,000	10,660,700
Total Alaska				11,003,984
Arizona — 1.0%
Arizona State Board of Regents University System Revenue:
	5.000%	7/1/41	3,450,000	3,890,841
	5.000%	7/1/46	2,500,000	2,811,225
Arizona State IDA, Education Revenue:
Academies Math & Science Project, SD Credit Program	5.000%	7/1/47	1,300,000	1,424,098
Academies Math & Science Project, SD Credit Program	5.000%	7/1/48	1,800,000	1,978,524

See Notes to Financial Statements.

6	Western Asset Managed Municipals Fund 2018 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Basis School Project	5.000%	7/1/37	$600,000	$622,050	(d)
Basis School Project	5.000%	7/1/47	860,000	884,656	(d)
Basis School Project	5.000%	7/1/51	2,580,000	2,635,212	(d)
Basis School Project, Credit Enhanced, SD Credit Program	5.000%	7/1/47	1,505,000	1,664,169
Basis School Project, Credit Enhanced, SD Credit Program	5.000%	7/1/52	1,000,000	1,097,830
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, SD Credit Program	5.000%	7/1/37	300,000	338,502
Great Hearts Arizona Project, SD Credit Program	5.000%	7/1/48	600,000	670,188
Great Hearts Arizona Project, SD Credit Program	5.000%	7/1/52	1,000,000	1,109,760
Navajo Nation, AZ, Revenue	5.500%	12/1/30	5,235,000	5,867,074	(d)
Phoenix, AZ, IDA, Education Revenue, Great
Hearts Academies	5.000%	7/1/46	1,300,000	1,369,108
Queen Creek, AZ, Excise Tax & State Shared Revenue:
	5.000%	8/1/42	1,640,000	1,890,362
	5.000%	8/1/47	2,000,000	2,296,160
Salt Verde Financial Corp., AZ, Senior Gas Revenue	5.250%	12/1/28	12,000,000	14,121,240
Tucson, AZ, IDA, Lease Revenue, University of Arizona, Marshall Foundation, AMBAC	5.000%	7/15/22	810,000	811,272
Total Arizona				45,482,271
California — 18.5%
ABAG Finance Authority for Nonprofit Corps., CA, Revenue, Sharp HealthCare	6.250%	8/1/39	10,000,000	10,436,600	(a)
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien	5.000%	10/1/34	6,750,000	7,597,935
Second Subordinated Lien	5.000%	10/1/37	2,250,000	2,513,993
Anaheim, CA, Public Financing Authority Lease Revenue:
	5.000%	5/1/33	1,750,000	1,976,380
	5.000%	5/1/34	1,350,000	1,520,100
	5.000%	5/1/46	9,000,000	9,988,920
Anaheim, CA, Public Financing Authority Revenue, Electric Systems Distribution	5.250%	10/1/39	6,000,000	6,134,640	(a)
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area (SIFMA Municipal Swap Index Yield + 1.250%)	2.740%	4/1/27	27,000,000	28,076,760	(b)(c)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2018 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
San Francisco Bay Area	5.000%	4/1/34	$15,000,000	$15,315,300	(a)
San Francisco Bay Area	5.125%	4/1/39	22,525,000	23,014,468	(a)
California Health Facilities Financing Authority Revenue:
Cedars-Sinai Medical Center	5.000%	8/15/34	6,595,000	6,818,175	(a)
Cedars-Sinai Medical Center	5.000%	8/15/39	12,895,000	13,331,367	(a)
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	3,250,000	3,668,437
Stanford Hospital & Clinics	5.000%	11/15/36	34,000,000	36,574,140	(a)
California Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	5,000,000	5,790,000
California MFA Revenue:
Senior Lien, Linux Apartment Project	5.000%	12/31/43	8,085,000	9,042,264	(e)
Senior Lien, Linux Apartment Project	5.000%	12/31/47	4,150,000	4,626,793	(e)
Senior Lien, Linux Apartment Project	5.000%	6/1/48	2,000,000	2,222,980	(e)
California State Health Facilities Financing
Authority Revenue, Stanford Hospital & Clinics	5.150%	11/15/40	24,150,000	26,056,159	(a)
California State Infrastructure & Economic
Development Bank Revenue, Green Bond, Clean
Water State Revolving Fund	5.000%	10/1/43	2,620,000	3,081,749
California State University Revenue:
Systemwide	5.500%	11/1/39	10,000,000	10,271,800	(a)
Systemwide	5.000%	11/1/41	5,000,000	5,705,000
Systemwide	4.000%	11/1/45	1,500,000	1,571,505
California State, GO:
Bid Group C	5.000%	8/1/33	10,000,000	11,650,400
Various Purpose	5.000%	9/1/35	6,500,000	7,537,465
Various Purpose	5.000%	9/1/36	8,000,000	9,252,080
California Statewide CDA Revenue:
American Baptist Homes of the West	5.000%	10/1/45	2,550,000	2,756,193
John Muir Health	5.125%	7/1/39	7,280,000	7,497,090	(a)
Methodist Hospital Project, FHA	6.750%	2/1/38	8,575,000	8,983,856	(a)
California Statewide CDA Student Housing Revenue, Provident Group-Pomona Properties LLC	5.750%	1/15/45	11,815,000	12,603,769	(d)
County of Sacramento CA, Airport System Revenue	5.000%	7/1/40	7,000,000	7,390,530
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue	5.000%	7/1/47	15,950,000	18,352,548

See Notes to Financial Statements.

8	Western Asset Managed Municipals Fund 2018 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Golden State Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded	5.000%	6/1/47	$9,150,000	$9,406,657
Tobacco Settlement Funded	5.000%	6/1/47	10,650,000	10,948,732
Imperial Irrigation District, CA, Electric Revenue:
	5.000%	11/1/25	2,120,000	2,277,707	(a)
	5.000%	11/1/36	4,000,000	4,297,560	(a)
	5.500%	11/1/41	7,905,000	8,576,530	(a)
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase	5.000%	11/15/29	2,500,000	2,946,275
Natural Gas Purchase	5.500%	11/15/37	6,730,000	8,665,683
Long Beach, CA, Marina Revenue	5.000%	5/15/40	2,250,000	2,472,953
Los Angeles, CA, Department of Airports Revenue:
	5.000%	5/15/44	6,500,000	7,336,875	(e)
Los Angeles International Airport	5.000%	5/15/35	2,000,000	2,112,480
Los Angeles International Airport	5.000%	5/15/40	7,500,000	7,898,550
Los Angeles, CA, Department of Water & Power Revenue:
	5.000%	7/1/37	4,825,000	5,645,395
	5.000%	7/1/38	1,000,000	1,167,480
	5.000%	7/1/44	10,000,000	11,259,800
	5.000%	7/1/47	13,000,000	15,023,450
Power System	5.000%	7/1/39	11,020,000	12,755,099
Power System	5.000%	7/1/46	2,000,000	2,278,040
Power System	5.000%	7/1/47	7,500,000	8,609,025
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	3,250,000	3,362,743	(a)
Modesto, CA, Irrigation District COP:
Capital Improvement	6.000%	10/1/39	4,400,000	4,514,884	(a)
Capital Improvement	6.000%	10/1/39	10,600,000	10,879,840	(a)
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/32	13,290,000	14,103,481
M-S-R Energy Authority, CA, Gas Revenue:
	6.125%	11/1/29	5,860,000	7,294,821
	7.000%	11/1/34	7,000,000	9,927,890
	7.000%	11/1/34	26,500,000	37,584,155
	7.000%	11/1/34	20,000,000	28,365,400
	6.500%	11/1/39	13,765,000	19,334,181
Natural Gas	6.500%	11/1/39	3,290,000	4,621,101
Natural Gas	6.500%	11/1/39	58,500,000	82,168,515
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,000,000	5,691,550	(a)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2018 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, NATL	5.000%	2/1/27	$3,000,000	$3,008,400
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1	5.500%	9/1/45	12,000,000	12,839,400
Riverside County, CA, Transportation Commission Sales Tax Revenue:
	5.000%	6/1/38	10,500,000	12,312,615
	5.000%	6/1/39	9,930,000	11,609,064
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	1,500,000	1,662,000
Senior Lien	5.750%	6/1/48	3,700,000	4,092,755
Riverside, CA, USD Financing Authority Revenue:
	5.000%	9/1/32	1,375,000	1,497,636
	5.000%	9/1/37	1,280,000	1,386,586
Roseville, CA, Natural Gas Financing Authority Revenue	5.000%	2/15/27	4,000,000	4,573,560
San Bernardino County, CA, COP:
Arrowhead Project	5.125%	8/1/24	10,000,000	10,307,200
Arrowhead Project	5.125%	8/1/24	20,000,000	20,614,400
Arrowhead Project	5.250%	8/1/26	5,000,000	5,156,900
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/28	2,435,000	2,574,452
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
	5.000%	5/15/27	7,695,000	7,889,991	(a)
	5.000%	5/15/28	2,735,000	2,804,305	(a)
	5.250%	5/15/34	11,475,000	11,785,513	(a)
San Francisco, CA, City & County Airports Commission, International Airports Revenue:
	4.900%	5/1/29	10,620,000	11,006,993
	4.900%	5/1/29	14,790,000	15,328,948
	5.250%	5/1/32	34,000,000	34,803,080
	5.000%	5/1/35	5,000,000	5,258,050
San Francisco, CA, City & County, COP:
Multiple Capital Improvement Project	5.000%	4/1/25	2,475,000	2,522,570
Multiple Capital Improvement Project	5.250%	4/1/26	1,435,000	1,464,862
Multiple Capital Improvement Project	5.250%	4/1/31	2,500,000	2,551,600
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	4,000,000	4,355,200
University of California, CA, Revenue	5.000%	5/15/35	6,000,000	6,930,240
Total California				871,222,568

See Notes to Financial Statements.

10	Western Asset Managed Municipals Fund 2018 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Colorado — 2.3%
Aurora, CO, Hospital Revenue, Children’s Hospital Association	5.000%	12/1/40	$4,000,000	$4,194,120
Base Village Metropolitan District #2 Co., GO	5.500%	12/1/36	785,000	793,721
Colorado High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,500,000	1,624,785
C-470 Express Lanes	5.000%	12/31/51	1,600,000	1,729,328
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project	5.000%	3/1/43	3,700,000	4,171,121
University of Denver Project	5.000%	3/1/47	4,900,000	5,508,482
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	6.250%	10/1/33	9,250,000	9,282,190
Catholic Health Initiatives	5.000%	9/1/41	3,015,000	3,036,980
Sisters Leavenworth	5.000%	1/1/32	8,010,000	8,327,116
Sisters Leavenworth	5.000%	1/1/35	2,755,000	2,861,150
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	45,000,000	61,942,050
Regional Transportation District Co., CO, COP	5.375%	6/1/31	5,000,000	5,276,250
Total Colorado				108,747,293
Connecticut — 1.0%
Connecticut State HEFA Revenue:
Sacred Heart University Inc.	5.125%	7/1/26	1,300,000	1,416,142	(a)
Sacred Heart University Inc.	5.375%	7/1/31	1,225,000	1,342,821	(a)
Sacred Heart University Inc.	5.625%	7/1/41	6,500,000	7,169,630	(a)
Yale-New Haven Hospital	5.500%	7/1/40	15,000,000	16,004,100	(a)
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purpose	5.000%	1/1/38	7,745,000	8,583,938
Connecticut State, GO	5.000%	10/15/34	5,360,000	5,919,316
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd.	5.000%	4/1/39	3,850,000	4,103,831	(d)
Mashantucket Western Pequot Tribe Connecticut Special Revenue, Bonds (4.000% Cash, 2.050% PIK)	6.050%	7/1/31	8,831,114	275,972	*(f)(g)
Total Connecticut				44,815,750
Delaware — 0.5%
Delaware State EDA Revenue:
Acts Retirement Communities	5.000%	11/15/48	3,000,000	3,315,360
Indian River Power LLC	5.375%	10/1/45	1,145,000	1,191,945

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2018 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Delaware — continued
Delaware State Transportation Authority, U.S. 301 Project Revenue:
	5.000%	6/1/45	$3,070,000	$3,388,727
	5.000%	6/1/55	13,750,000	15,090,350
Total Delaware				22,986,382
District of Columbia — 0.7%
District of Columbia Revenue:
Ingleside Rock Creek Project	5.000%	7/1/42	700,000	735,616
Ingleside Rock Creek Project	5.000%	7/1/52	1,600,000	1,669,472
KIPP DC Project	5.000%	7/1/42	9,250,000	10,159,738
KIPP DC Project	5.000%	7/1/48	7,200,000	7,872,552
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue:
	5.000%	10/1/39	8,000,000	8,230,800
	5.250%	10/1/44	5,000,000	5,155,800
Total District of Columbia				33,823,978
Florida — 6.5%
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First Inc. Project	7.000%	4/1/39	10,000,000	10,309,700	(a)
Broward County, FL, Airport System Revenue:
	5.000%	10/1/42	3,500,000	3,928,120	(e)
	5.000%	10/1/45	18,000,000	19,808,280	(e)
	5.000%	10/1/47	3,350,000	3,745,903	(e)
Broward County, FL, Port Facilities Revenue	5.500%	9/1/29	4,500,000	4,653,900
Broward County, FL, School Board, COP:
	5.000%	7/1/31	8,750,000	9,914,362
	5.000%	7/1/32	8,000,000	9,032,800
Cape Coral, FL, Water &Sewer Revenue	5.000%	10/1/39	5,000,000	5,661,600
Capital Trust Agency, FL, Senior Living Revenue, Elim Senior Housing Inc.	5.875%	8/1/52	1,800,000	1,845,648	(d)
Central Florida Expressway Authority Revenue:
	5.000%	7/1/38	2,500,000	2,839,275
Senior Lien	5.000%	7/1/39	1,000,000	1,134,070
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/26	2,500,000	2,777,150
Dade County, FL, IDA Revenue, Miami Cerebral Palsy Services Project	8.000%	6/1/22	730,000	732,971
Escambia County, FL, Health Facilities Authority Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	15,000	16,111	(h)

See Notes to Financial Statements.

12	Western Asset Managed Municipals Fund 2018 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.125%	6/15/46	$3,030,000	$3,149,533	(d)
Florida State Mid-Bay Bridge Authority Revenue:
	5.000%	10/1/28	500,000	562,610
	5.000%	10/1/29	2,720,000	3,045,883
	5.000%	10/1/35	5,000,000	5,518,850
	5.000%	10/1/40	2,000,000	2,185,140
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
	5.000%	10/1/42	4,750,000	5,291,785	(e)
	5.000%	10/1/47	3,725,000	4,134,601	(e)
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/26	6,250,000	6,902,312
Jacksonville, FL, Transit Revenue:
	5.000%	10/1/27	2,830,000	3,120,726
	5.000%	10/1/29	9,000,000	9,891,450
Marco Island, FL, Utility System Revenue:
	5.000%	10/1/34	1,000,000	1,066,480	(a)
	5.000%	10/1/40	1,500,000	1,599,720	(a)
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	10,000,000	10,209,300	(d)(e)
Miami-Dade County, FL, Aviation Revenue:
	5.000%	10/1/29	20,525,000	22,350,083	(e)
	5.500%	10/1/36	8,450,000	8,791,464	(a)
	5.000%	10/1/40	3,000,000	3,366,960	(e)
	5.000%	10/1/41	7,250,000	8,155,307
	5.500%	10/1/41	26,100,000	27,154,701	(a)
Miami International Airport	5.000%	10/1/29	1,535,000	1,635,420	(a)
Miami International Airport	5.000%	10/1/29	18,465,000	19,552,773
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital	5.000%	8/1/42	540,000	599,756
Nicklaus Children’s Hospital	5.000%	8/1/47	6,500,000	7,193,095
Miami-Dade County, FL, School Board, COP:
AGC	5.000%	2/1/27	7,000,000	7,098,000	(a)
AGC	5.250%	2/1/27	5,500,000	5,582,500	(a)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.375%	10/1/23	6,500,000	6,755,515
Orlando Health Inc.	5.125%	10/1/26	6,000,000	6,211,500
Presbyterian Retirement Communities	5.000%	8/1/47	4,750,000	5,150,330
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	5,400,000	5,587,488	(a)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2018 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/22	$1,750,000	$1,942,903
Palm Beach County, FL, Health Facilities Authority, Acts Retirement-Life Communities	5.000%	11/15/45	1,750,000	1,933,960
Reunion, FL, East Community Development District Revenue:
Special Assessment	6.600%	5/1/33	875,000	891,853
Special Assessment	7.375%	5/1/33	850,000	9	*(f)
Santa Rosa, FL, Bay Bridge Authority	6.250%	7/1/28	805,454	596,036	*(f)
Sarasota County, FL, Public Hospital District:
Sarasota Memorial Hospital, NATL	5.250%	7/1/24	5,000,000	5,550,100
Sarasota Memorial Hospital, NATL	5.500%	7/1/28	3,485,000	4,105,435
Sarasota Memorial Hospital, NATL	5.625%	7/1/39	8,500,000	8,774,550	(a)
Sunrise, FL, Utilities Systems Revenue:
AMBAC	5.200%	10/1/22	1,295,000	1,358,377	(a)
AMBAC	5.200%	10/1/22	1,705,000	1,709,552
Tampa Sports Authority, Parking Revenue:
Tampa Bay Arena Project, NATL, GTD	6.050%	10/1/20	270,000	280,120
Tampa Bay Arena Project , NATL, GTD	6.100%	10/1/26	1,000,000	1,152,200
Tampa-Hillsborough County, FL, Expressway Authority Revenue	5.000%	7/1/48	7,500,000	8,494,575
Volusia County, FL, Educational Facility Authority Revenue, Educational Facilities Embey-Riddle Aeronautical University Inc. Project	5.000%	10/15/47	2,750,000	3,055,718
Total Florida				308,108,560
Georgia — 4.0%
Atlanta, GA, Water & Wastewater Revenue:
	6.250%	11/1/34	50,000,000	52,626,500	(a)
	6.250%	11/1/39	22,100,000	23,260,913	(a)
NATL	5.500%	11/1/19	1,000,000	1,043,750
NATL	5.500%	11/1/27	1,000,000	1,194,830
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, NATL	5.625%	10/1/26	1,000,000	1,104,950
Dahlonega, GA, Downtown Development Authority Revenue, North Georgia MAC LLC Project	5.000%	7/1/39	1,500,000	1,692,510
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	7,800,000	8,091,564

See Notes to Financial Statements.

14	Western Asset Managed Municipals Fund 2018 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	$20,000,000	$20,719,000	(a)
Georgia State Higher Education Facilities Authority:
USG Real Estate Fund	5.500%	6/15/39	3,400,000	3,500,130	(a)
USG Real Estate Fund	5.500%	6/15/39	11,600,000	11,927,816
Georgia State Municipal Electric Authority Revenue, Power Revenue, AMBAC	7.250%	1/1/24	500,000	618,770
Main Street Natural Gas Inc., GA, Gas Project Revenue:
	5.000%	3/15/22	5,000,000	5,433,650
	5.500%	9/15/26	10,000,000	11,787,400
(SIFMA Municipal Swap Index Yield + 0.570%)	2.060%	12/1/23	39,000,000	38,940,720	(b)(c)
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, AMBAC	6.250%	7/1/20	40,000	42,141	(h)
Milledgeville, GA, Water &Sewer Revenue, AGM	6.000%	12/1/21	410,000	434,752
Thomasville, GA, Hospital Authority:
Anitcipation CTFS, John D. Archbold Memorial Hospital	5.375%	11/1/40	2,250,000	2,418,480	(a)
Anticipation CTFS, John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	3,743,635	(a)
Anticipation CTFS, John D. Archbold Memorial Hospital	5.250%	11/1/35	1,000,000	1,072,250	(a)
Total Georgia				189,653,761
Illinois — 8.2%
Chicago, IL, Board of Education, Capital Improvement, Special Tax	5.000%	4/1/46	1,625,000	1,746,778
Chicago, IL, Board of Education, GO:
	5.000%	12/1/34	800,000	831,752
	5.000%	12/1/36	1,500,000	1,552,635
	5.000%	12/1/44	1,750,000	1,796,777
	5.000%	12/1/46	1,000,000	1,025,220
Chicago, IL, GO:
	5.000%	1/1/25	1,420,000	1,543,157
	5.500%	1/1/33	6,000,000	6,487,560
	5.500%	1/1/33	2,510,000	2,713,963
	5.500%	1/1/33	4,000,000	4,325,040
	6.000%	1/1/38	7,945,000	9,005,737
	5.500%	1/1/40	4,500,000	4,811,265

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2018 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Green Bond	5.000%	12/1/39	$10,095,000	$11,102,784
Green Bond	5.000%	12/1/44	20,000,000	21,937,400
Chicago, IL, O’Hare International Airport Revenue:
	5.000%	1/1/31	3,250,000	3,566,680	(e)
	5.500%	1/1/31	23,160,000	25,077,648	(a)
	5.000%	1/1/32	3,325,000	3,660,958	(e)
	5.000%	1/1/33	3,000,000	3,278,010	(e)
	5.000%	1/1/34	8,175,000	8,908,216	(e)
	5.000%	1/1/34	2,800,000	3,051,132	(e)
	5.000%	1/1/35	500,000	543,365	(e)
	5.000%	1/1/40	6,000,000	6,200,040
	5.000%	1/1/46	1,000,000	1,087,910
	5.000%	1/1/46	7,000,000	7,532,980	(e)
General, Senior Lien	5.000%	1/1/35	2,250,000	2,507,737
General, Senior Lien	5.000%	1/1/41	1,500,000	1,652,295
Senior Lien	5.000%	1/1/47	9,625,000	10,659,110
Senior Lien	5.000%	1/1/47	1,645,000	1,789,530	(e)
Senior Lien	5.000%	1/1/52	1,520,000	1,647,893	(e)
Trips Obligated Group	5.000%	7/1/48	3,850,000	4,205,778	(e)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	5,125,000	5,459,201
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/36	4,025,000	4,375,618
Second Lien	5.000%	1/1/38	1,000,000	1,083,390
Second Lien	5.000%	1/1/39	2,000,000	2,145,280
Second Lien	5.000%	1/1/44	6,000,000	6,382,320
Second Lien	5.000%	1/1/47	1,600,000	1,720,432
Chicago, IL, Waterworks Revenue:
Second Lien	5.000%	11/1/29	1,000,000	1,129,130
Second Lien	5.000%	11/1/39	11,840,000	12,679,811
Second Lien, AGM	5.000%	11/1/32	1,000,000	1,129,130
Second Lien, AGM	5.000%	11/1/34	6,000,000	6,709,560
Second Lien, AGM	5.000%	11/1/36	2,390,000	2,658,755
Elk Grove Village, IL, GO:
	5.000%	1/1/31	1,200,000	1,376,496
	5.000%	1/1/34	1,350,000	1,533,641
	5.000%	1/1/36	1,300,000	1,472,770

See Notes to Financial Statements.

16	Western Asset Managed Municipals Fund 2018 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State Finance Authority Revenue:
Illinois Rush University Medical Center	6.625%	11/1/39	$28,025,000	$28,927,685	(a)
Memorial Health System	5.500%	4/1/39	12,000,000	12,238,320
Park Place of Elmhurst Project	6.240%	5/15/38	3,727,250	3,584,049
Park Place of Elmhurst Project	2.000%	5/15/55	657,750	32,756	*(f)
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	2,000,000	2,163,160
Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	538,835
Illinois State Toll Highway Authority Revenue:
	5.000%	1/1/41	8,100,000	9,036,198
	5.000%	1/1/42	7,000,000	7,911,960
Illinois State University Revenue:
Auxiliary Facilities System, AGM	5.000%	4/1/31	750,000	835,650
Auxiliary Facilities System, AGM	5.000%	4/1/33	500,000	556,245
Auxiliary Facilities System, AGM	5.000%	4/1/36	750,000	826,703
Illinois State, GO:
	5.000%	11/1/26	19,550,000	20,870,016
	5.000%	2/1/27	24,345,000	25,977,819
	5.000%	10/1/28	6,000,000	6,421,260
	5.000%	10/1/28	6,000,000	6,421,260
	5.000%	2/1/29	1,300,000	1,375,803
	5.000%	10/1/29	9,250,000	9,852,360
	5.000%	11/1/29	10,000,000	10,594,500
	5.250%	2/1/32	5,525,000	5,854,787
	5.000%	1/1/33	2,500,000	2,607,175
	5.000%	11/1/33	1,850,000	1,936,894
	5.000%	12/1/42	3,000,000	3,123,690
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick Project, State Appropriations	5.000%	6/15/50	4,500,000	4,583,205
McCormick Project, State Appropriations	5.250%	6/15/50	9,305,000	9,489,239
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project	5.000%	6/15/57	1,000,000	1,067,220
McCormick Place Expansion Project, CAB	0.000%	12/15/52	16,500,000	3,056,460
Regional Transportation Authority Revenue, NATL	7.750%	6/1/20	400,000	427,588
Sales Tax Securitization Corp., IL, Revenue:

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2018 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
	5.000%	1/1/29	$1,000,000	$1,149,270
	5.000%	1/1/30	1,000,000	1,139,730
Total Illinois				386,704,721
Indiana — 1.2%
Indiana Finance Authority, IN, Wastewater Utility Revenue:
CWA Authority Project	5.000%	10/1/41	10,225,000	11,455,476
Green Bonds, CWA Authority Project, NATL	5.000%	10/1/46	5,205,000	5,827,466
Indiana Municipal Power Agency, Power Supply System Revenue:
	5.625%	1/1/28	4,000,000	4,052,600	(a)
	5.750%	1/1/29	2,000,000	2,027,100	(a)
Indiana State Finance Authority Revenue, Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/40	5,000,000	5,336,750	(e)
Northern Indiana Commuter Transportation District, Industrial Revenue	5.000%	7/1/41	2,500,000	2,774,400
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	20,000,000	20,326,800	(a)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	5,000,000	5,856,000	(e)
Total Indiana				57,656,592
Kansas — 0.3%
Sedgwick County, KS, Public Building Commission:
	5.000%	2/1/39	4,355,000	4,840,278
	5.000%	2/1/44	3,000,000	3,326,940
Wyandotte County/Kansas City Unified Government Utility System Revenue:
Improvement	5.000%	9/1/40	2,000,000	2,227,820
Improvement	5.000%	9/1/45	3,000,000	3,331,800
Total Kansas				13,726,838
Kentucky — 0.1%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena Project, Louisville Arena Authority Inc., AGM	5.000%	12/1/45	3,900,000	4,345,146
Louisiana — 0.8%
Louisiana State PFA, Hospital Revenue, Lafayette General Medical Center	5.500%	11/1/40	18,000,000	18,824,940
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	4,750,000	5,213,220
New Orleans, LA, Sewage Service Revenue:
	5.000%	6/1/40	2,000,000	2,201,300

See Notes to Financial Statements.

18	Western Asset Managed Municipals Fund 2018 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Louisiana — continued
	5.000%	6/1/45	$3,000,000	$3,284,880
New Orleans, LA, Water Revenue:
	5.000%	12/1/40	2,000,000	2,201,020
	5.000%	12/1/45	4,000,000	4,388,600
Shreveport, LA, Water & Sewer Revenue, AGM	5.000%	12/1/41	2,340,000	2,634,606
Total Louisiana				38,748,566
Maryland — 1.4%
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	8,000,000	8,555,440	(a)
Transportation Facilities Project	5.375%	6/1/25	7,500,000	7,972,725	(a)
Transportation Facilities Project	5.000%	6/1/30	1,000,000	1,139,670
Transportation Facilities Project	5.000%	6/1/35	2,000,000	2,235,160
Transportation Facilities Project	5.750%	6/1/35	19,000,000	20,319,170	(a)
Maryland State EDC, Private Activity Revenue:
Purple Line Light Rail Project, Green Bond	5.000%	3/31/36	1,485,000	1,630,530	(e)
Purple Line Light Rail Project, Green Bond	5.000%	3/31/41	2,650,000	2,892,236	(e)
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, AGM	5.000%	6/1/35	2,080,000	2,351,502
University of Maryland, College Park Project, AGM	5.000%	6/1/43	1,000,000	1,120,300
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health Systems	6.750%	7/1/39	7,500,000	7,808,325	(a)
Lifebridge Health	6.000%	7/1/41	1,500,000	1,663,365	(a)
University of Maryland Medical System	5.000%	7/1/34	8,530,000	8,759,372	(a)
University of Maryland Medical System	5.000%	7/1/34	470,000	479,565
Total Maryland				66,927,360
Massachusetts — 4.0%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue	5.000%	7/1/45	1,500,000	1,687,725
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue	5.000%	1/1/37	12,000,000	12,444,720
Massachusetts State DFA Revenue:
Boston University	5.600%	10/1/35	8,700,000	9,065,487	(a)
Boston University	5.700%	10/1/40	13,105,000	13,669,432	(a)
Boston University	5.000%	10/1/46	5,000,000	5,643,250
Broad Institute Inc.	5.000%	4/1/34	2,280,000	2,657,500
Broad Institute Inc.	5.000%	4/1/36	3,150,000	3,649,779
Broad Institute Inc.	5.000%	4/1/37	500,000	578,040

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2018 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Broad Institute Inc.	5.375%	4/1/41	$16,000,000	$17,422,880	(a)
Farber Cancer Institute	5.000%	12/1/41	3,500,000	3,917,970
Farber Cancer Institute	5.000%	12/1/46	3,500,000	3,904,600
Foxborough Regional Charter	5.000%	7/1/42	2,400,000	2,565,744
Milford Regional Medical Center	5.750%	7/15/43	1,500,000	1,616,895
Partners Healthcare System	5.000%	7/1/47	15,500,000	17,190,120
Suffolk University	5.750%	7/1/39	5,865,000	6,009,220
Suffolk University	5.750%	7/1/39	11,635,000	12,027,565	(a)
UMass Boston Student Housing Project	5.000%	10/1/48	4,050,000	4,379,184
UMass Memorial Health Care	5.000%	7/1/46	1,930,000	2,094,861
Visual & Performing Arts Project	6.000%	8/1/21	1,695,000	1,807,209
WAGH Educational Foundation	5.000%	1/1/40	2,200,000	2,467,168
Worcester Polytechnic Institute	5.000%	9/1/42	8,870,000	10,012,545
Massachusetts State Housing Finance Agency, Housing Revenue	7.000%	12/1/38	4,575,000	4,608,443
Massachusetts State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs	5.000%	6/1/42	19,955,000	22,820,738
Massachusetts State Water Resources Authority Revenue:
	5.000%	8/1/40	1,560,000	1,773,392
Green Bond	4.000%	8/1/40	15,000,000	15,587,250
Massachusetts State, GO	5.000%	11/1/41	9,000,000	10,322,730
Total Massachusetts				189,924,447
Michigan — 2.2%
Detroit, MI, Water & Sewerage Department,
Disposal System Revenue, Senior Lien	5.250%	7/1/39	7,000,000	7,588,210
Detroit, MI, Water Supply System Revenue:
	5.000%	7/1/41	5,020,000	5,278,430
Second Lien, AGM	6.250%	7/1/36	9,980,000	10,348,861	(a)
Second Lien, AGM	6.250%	7/1/36	20,000	20,687
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien	5.000%	7/1/35	3,400,000	3,873,382
Senior Lien	5.000%	7/1/46	17,700,000	19,655,673
Michigan State Building Authority Revenue:
	5.000%	10/15/51	1,000,000	1,110,310
Facilities Program	5.125%	10/15/33	16,500,000	17,081,955
Facilities Program	6.000%	10/15/38	680,000	683,244
Facilities Program	5.250%	10/15/47	4,100,000	4,554,526

See Notes to Financial Statements.

20	Western Asset Managed Municipals Fund 2018 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Michigan State Finance Authority Ltd. Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	$8,220,000	$8,258,141	(d)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/34	1,550,000	1,697,823
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/34	1,000,000	1,102,400
Senior Lien, Detroit Water & Sewer	5.000%	7/1/33	6,560,000	7,186,086
Senior Lien, Detroit Water & Sewer	5.000%	7/1/44	6,850,000	7,358,955
Michigan State Housing Development Authority, Rental Housing Revenue:
	5.375%	10/1/29	1,660,000	1,664,648
	5.625%	10/1/34	2,500,000	2,507,450
Michigan State Strategic Fund Limited Obligation Revenue, Michigan Senate Offices Project	5.250%	10/15/40	3,210,000	3,567,209
Total Michigan				103,537,990
Minnesota — 0.4%
St. Paul, MN, Housing & Redevelopment Authority Care Revenue:
Allina Health System	5.250%	11/15/28	5,565,000	5,794,779	(a)
Allina Health System	5.250%	11/15/28	5,395,000	5,622,993
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/46	7,970,000	8,835,223
Total Minnesota				20,252,995
Mississippi — 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Bonds, Weyerhaeuser Co. Project	6.800%	4/1/22	3,000,000	3,396,420
Missouri — 0.8%
Kansas City, MO, IDA, Senior Living Facilities Revenue:
Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/46	3,500,000	3,416,000	(d)
Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/51	1,600,000	1,548,464	(d)
Missouri State HEFA Revenue:
Children’s Mercy Hospital	5.625%	5/15/39	24,900,000	25,586,991	(a)
Children’s Mercy Hospital	5.625%	5/15/39	5,100,000	5,242,494
Total Missouri				35,793,949
Nebraska — 0.3%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/42	10,840,000	12,932,879

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2018 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Nevada — 0.5%
County of Clark NV, GO, Stadium Impts	5.000%	5/1/48	$20,000,000	$22,900,800
Reno, NV, Hospital Revenue, Washoe Medical Center, AGM	5.500%	6/1/39	1,790,000	1,793,849
Total Nevada				24,694,649
New Jersey — 6.5%
New Brunswick, NJ, Parking Authority Revenue:
GTD, AGM	5.000%	9/1/42	2,250,000	2,566,080
GTD, BAM	5.000%	9/1/39	4,000,000	4,477,080
New Jersey Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	9,475,375	(a)
Catholic Health East	4.750%	11/15/29	5,000,000	5,291,400
New Jersey Institute of Technology Revenue	5.000%	7/1/45	17,500,000	19,484,150
New Jersey State EDA Revenue:
	5.000%	6/15/21	7,500,000	8,004,000
	5.000%	6/15/25	4,545,000	4,875,558
	5.250%	6/15/30	13,000,000	14,386,190
Continental Airlines Inc. Project	5.500%	6/1/33	5,000,000	5,524,000
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	2,500,000	2,732,050	(e)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,639,440	(e)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	1,000,000	1,091,430	(e)
School Facilities Construction (SIFMA Municipal Swap Index Yield + 1.550%)	3.040%	9/1/27	22,065,000	21,908,118	(c)
School Facilities Construction	5.000%	12/15/27	9,230,000	9,414,231
School Facilities Construction	5.250%	12/15/33	3,310,000	3,402,415	(a)
School Facilities Construction	5.250%	12/15/33	880,000	904,570	(a)
School Facilities Construction	5.250%	12/15/33	8,310,000	8,483,347
School Facilities Construction (SIFMA Municipal Swap Index Yield + 1.600%)	3.090%	3/1/28	20,000,000	19,881,000	(c)
School Facilities Construction, State Appropriations	5.000%	3/1/29	10,000,000	10,682,300
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	7,500,000	8,481,675	(e)
Continental Airlines Inc. Project	5.625%	11/15/30	1,850,000	2,092,146	(e)
Port Newark Container Terminal LLC Project	5.000%	10/1/37	1,500,000	1,620,255	(e)
Port Newark Container Terminal LLC Project	5.000%	10/1/47	2,000,000	2,146,140	(e)
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health	5.000%	7/1/37	1,750,000	1,999,043

See Notes to Financial Statements.

22	Western Asset Managed Municipals Fund 2018 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Hackensack Meridian Health	5.000%	7/1/38	$425,000	$484,428
RWJ Barnabas Health Obligation Group	5.000%	7/1/43	7,000,000	7,819,350
University Hospital, AGM	5.000%	7/1/46	5,000,000	5,480,050
New Jersey State Higher Education Assistance Authority, Student Loan Revenue:
	5.375%	6/1/24	2,605,000	2,654,182
	5.625%	6/1/30	5,000,000	5,132,500
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program	5.250%	6/15/41	13,305,000	14,381,374
Transportation Program	5.000%	6/15/45	5,000,000	5,309,200
Transportation System	5.875%	12/15/38	30,000,000	30,287,700
Transportation System, CAB, NATL	0.000%	12/15/31	5,500,000	3,163,105
New Jersey State Turnpike Authority Revenue:
	5.000%	1/1/35	4,900,000	5,522,594
	5.000%	1/1/36	2,800,000	2,831,220	(a)
	5.000%	1/1/36	5,200,000	5,257,980	(a)
	5.000%	1/1/36	22,270,000	25,574,868
	5.250%	1/1/40	3,515,000	3,557,004	(a)
Rutgers State University, NJ, Revenue:
	5.000%	5/1/32	8,620,000	9,899,122
	5.000%	5/1/33	4,000,000	4,575,800
Tobacco Settlement Financing Corp., NJ, Revenue	5.000%	6/1/46	2,920,000	3,190,392
Total New Jersey				305,682,862
New Mexico — 0.0%
New Mexico Mortgage Finance Authority Revenue, Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	3/1/36	1,955,000	1,970,796
New York — 9.3%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	20,800,000	22,108,320	(a)
Hudson Yards Infrastructure Corp. Revenue, NY:
	5.000%	2/15/37	6,050,000	6,893,370
	5.000%	2/15/42	11,550,000	13,086,727
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	22,000,000	22,639,980	(a)
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/56	18,000,000	19,484,640
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds	5.000%	11/15/47	7,500,000	8,535,525

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2018 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
MTA, NY, Revenue:
Transportation	6.500%	11/15/28	$1,920,000	$1,938,778
Transportation	6.500%	11/15/28	620,000	626,126	(a)
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.500%	2/15/23	4,000,000	4,103,320
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
	5.000%	6/15/46	8,470,000	9,635,303
Second General Resolution Fiscal 2013	5.000%	6/15/47	940,000	1,072,004	(a)
Second General Resolution Fiscal 2013	5.000%	6/15/47	1,060,000	1,166,053
New York City, NY, TFA Revenue:
	5.000%	8/1/45	13,900,000	15,813,613
Future Tax Secured	5.000%	8/1/40	10,000,000	11,563,400
New York City, NY, TFA, Building Aid Revenue:
	5.000%	1/15/31	6,000,000	6,069,060
	5.125%	1/15/33	6,000,000	6,072,600
New York State Dormitory Authority Revenue, Non-State Supported Debt, New School University	5.500%	7/1/40	35,000,000	37,336,250	(a)
New York State Dormitory Authority, State Personal Income Tax Revenue:
	5.000%	3/15/34	25,000,000	28,418,250
	5.000%	2/15/37	7,500,000	8,592,975
Bidding Group 3 Bonds	5.000%	2/15/43	9,400,000	10,691,184
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.000%	11/15/44	9,460,000	9,958,069	(d)
4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	5,546,100
New York State Thruway Authority General
Revenue, Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/46	11,450,000	12,714,309
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/26	7,500,000	7,886,400	(e)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	1/1/33	2,400,000	2,678,064	(e)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/34	2,160,000	2,332,757	(e)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/41	14,570,000	15,592,523	(e)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	17,425,000	18,600,839	(e)

See Notes to Financial Statements.

24	Western Asset Managed Municipals Fund 2018 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
LaGuardia Airport Terminal B Redevelopment Project	5.250%	1/1/50	$14,730,000	$15,899,267	(e)
LaGuardia Airport Terminal C & D Redevelopment Project	5.000%	1/1/31	4,350,000	4,894,446	(e)
LaGuardia Airport Terminal C & D Redevelopment Project	5.000%	1/1/32	10,650,000	11,928,852	(e)
LaGuardia Airport Terminal C & D Redevelopment Project	5.000%	1/1/36	4,750,000	5,268,462	(e)
New York State Urban Development Corp. Revenue, Personal Income Tax	5.000%	3/15/42	9,310,000	10,599,249
Port Authority of New York & New Jersey Revenue:
	5.000%	10/15/30	5,500,000	6,233,425	(e)
	5.000%	10/15/41	31,650,000	35,697,085	(i)
	5.000%	11/15/46	5,000,000	5,671,000
Port Authority of New York & New Jersey Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	16,337,850
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	8,720,880
Triborough Bridge & Tunnel Authority, NY, Revenue, MTA Bridges & Tunnels	5.000%	11/15/42	5,100,000	5,856,636
Total New York				438,263,691
North Carolina — 1.6%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare System	5.250%	1/15/34	13,400,000	13,569,644
Carolinas Healthcare System	5.125%	1/15/37	2,000,000	2,146,740
Carolinas Healthcare System	5.250%	1/15/39	22,000,000	22,275,220
Carolinas Healthcare System	5.250%	1/15/42	5,000,000	5,366,800
Monroe, NC, COP, AGC	5.500%	3/1/39	1,000,000	1,019,360	(a)
North Carolina Eastern Municipal Power Agency, Power System Revenue	6.000%	1/1/26	1,310,000	1,483,444	(a)
North Carolina State Turnpike Authority Revenue:
Senior Lien	5.000%	1/1/32	1,100,000	1,242,758
Senior Lien, AGM	5.000%	1/1/39	700,000	787,577
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
	5.000%	7/1/42	1,245,000	1,361,071
	5.000%	7/1/47	2,750,000	2,986,858
	5.000%	7/1/51	8,445,000	9,166,372

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2018 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
North Carolina Turnpike Authority, Triangle Expressway System Revenue, AGC	5.750%	1/1/39	$9,000,000	$9,121,050	(a)
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/32	4,500,000	4,716,405
Total North Carolina				75,243,299
Ohio — 0.5%
Franklin County, OH, Revenue, Trinity Health Credit Group	5.000%	12/1/47	5,000,000	5,625,250
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA	6.600%	8/1/25	455,000	460,656
Indian Creek Local School District Revenue, SD Credit Program	5.000%	11/1/45	1,320,000	1,492,762
Lucas County, OH, Hospital Revenue, Promedica Healthcare	6.000%	11/15/41	5,000,000	5,625,700	(a)
Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,400,000	1,404,872
Ohio State Higher Educational Facility Commission Revenue:
	5.000%	12/1/34	545,000	628,968	(j)
	5.000%	12/1/36	1,000,000	1,144,140	(j)
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, GNMA, FNMA, FHLMC	5.400%	9/1/33	550,000	550,698
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	2,350,000	2,583,026	(e)
Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,796,833	(e)
Total Ohio				21,312,905
Oklahoma — 0.2%
Oklahoma State Municipal Power Authority Revenue	5.000%	1/1/47	2,500,000	2,782,925
Oklahoma State Turnpike Authority Revenue	5.000%	1/1/47	4,000,000	4,528,480
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.875%	11/1/46	2,850,000	1,425,000	*(f)
Total Oklahoma				8,736,405
Oregon — 1.0%
Oregon State Department of Administrative Services, COP	5.250%	5/1/39	1,900,000	1,945,505	(a)
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/21	5,000,000	5,424,850
Oregon State Health & Sciences University Revenue	5.750%	7/1/39	17,100,000	17,669,772	(a)

See Notes to Financial Statements.

26	Western Asset Managed Municipals Fund 2018 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Oregon — continued
Tri-County Metropolitan Transportation District of Oregon	5.000%	9/1/48	$1,000,000	$1,148,060
University of Oregon General Revenue	5.000%	4/1/48	13,000,000	14,950,650
Washington Multnomah & Yamhill County, OR, School District No. 1 West Union, GO:
Hillsboro, School Board Guaranty	5.000%	6/15/36	3,000,000	3,464,880
Hillsboro, School Board Guaranty	5.000%	6/15/37	3,500,000	4,033,610
Total Oregon				48,637,327
Pennsylvania — 3.3%
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	12/1/27	8,800,000	9,168,896
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	6/1/26	15,000,000	15,687,900
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:
Tobacco Master Settlement Payment Bonds	5.000%	6/1/31	2,000,000	2,277,540
Tobacco Master Settlement Payment Bonds	5.000%	6/1/32	1,750,000	1,986,617
Tobacco Master Settlement Payment Bonds	5.000%	6/1/34	1,000,000	1,127,240
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/38	10,000,000	10,826,000
Dauphin County, PA, IDA, Revenue, Dauphin Consolidated Water Supply Co.	6.900%	6/1/24	2,400,000	2,913,936	(e)
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/35	14,015,000	14,543,786
East Hempfield Township, PA, IDA Revenue, Student Services Inc.-Student Housing Project-Millersville University	5.000%	7/1/47	2,700,000	2,867,940
Erie, PA, Water Authority Revenue	5.000%	12/1/43	2,000,000	2,216,020
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,158,200
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre	5.000%	7/1/36	1,710,000	1,893,979
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.125%	6/1/33	5,000,000	5,124,350	(a)
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	6,000,000	6,142,560
Pennsylvania State Higher EFA Revenue:
Drexel University	5.125%	5/1/36	9,695,000	10,519,075	(a)
Drexel University	5.125%	5/1/36	605,000	642,813
Thomas Jefferson University	5.000%	3/1/40	5,710,000	5,977,228	(a)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2018 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Thomas Jefferson University	5.000%	9/1/45	$5,000,000	$5,483,650
University of Pennsylvania Health Systems Revenue	5.000%	8/15/24	1,000,000	1,090,460	(a)
University of Pennsylvania Health Systems Revenue	5.250%	8/15/25	1,750,000	1,920,783	(a)
University of Pennsylvania Health Systems Revenue	5.750%	8/15/41	2,000,000	2,223,720	(a)
Pennsylvania State Turnpike Commission Revenue:
	5.000%	12/1/42	2,500,000	2,795,800
	5.000%	12/1/47	3,975,000	4,412,170
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	7,000,000	7,086,940	(a)
Philadelphia, PA, Airport Revenue	5.000%	7/1/47	2,000,000	2,217,920	(e)
Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center	6.650%	12/1/19	315,000	326,866	(h)
Philadelphia, PA, School District, GO:
	5.000%	9/1/30	2,705,000	3,022,107
	5.000%	9/1/34	810,000	895,317
	5.000%	9/1/35	1,200,000	1,322,460
Philadelphia, PA, Water & Wastewater Revenue	5.000%	7/1/45	6,000,000	6,596,040
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	3,500,000	3,928,680
Philadelphia School District Project, AGM	5.000%	6/1/33	10,500,000	11,713,800
Westmoreland County, PA, Municipal Authority Revenue, BAM	5.000%	8/15/42	2,000,000	2,218,600
Total Pennsylvania				155,329,393
Rhode Island — 0.3%
Rhode Island Health & Educational Building Corp.:
Hospital Financing Lifespan Obligated Group	5.000%	5/15/34	1,600,000	1,754,928
Hospital Financing Lifespan Obligated Group	5.000%	5/15/39	4,000,000	4,328,520
Rhode Island State Health & Educational Building Corp. Revenue, Hospital Financing	7.000%	5/15/39	5,460,000	5,662,238	(a)
Total Rhode Island				11,745,686
South Carolina — 0.6%
Piedmont, SC, Municipal Power Agency, Electric Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	565,000	601,748	(h)
Unrefunded Balance, NATL	6.750%	1/1/20	670,000	712,478

See Notes to Financial Statements.

28	Western Asset Managed Municipals Fund 2018 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
South Carolina — continued
South Carolina State Jobs EDA Hospital Revenue:
Palmetto Health, AGM	6.500%	8/1/39	$3,500,000	$3,949,750	(a)
Refunding & Improvement, AnMed Health Project, AGC	5.500%	2/1/38	4,250,000	4,316,300	(a)
South Carolina State Ports Authority Revenue:
	5.000%	7/1/37	750,000	847,455	(e)(j)
	5.000%	7/1/38	1,600,000	1,800,784	(e)(j)
	5.250%	7/1/40	10,000,000	10,624,800	(a)
	5.000%	7/1/43	4,000,000	4,484,280	(e)(j)
	5.000%	7/1/48	2,750,000	3,075,682	(e)(j)
Total South Carolina				30,413,277
South Dakota — 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,775,000	3,093,653
Tennessee — 1.6%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,250,000	1,254,350
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	2,123,680
Metropolitan Government of Nashville & Davidson County, TN, Water &Sewer Revenue:
	5.000%	7/1/42	2,500,000	2,882,850
	5.000%	7/1/46	3,950,000	4,538,392
Green Bond	5.000%	7/1/42	2,000,000	2,306,280
Tennessee Energy Acquisition Corp., Gas Revenue:
	5.000%	2/1/21	14,615,000	15,571,990
	5.250%	9/1/23	20,000,000	22,474,800
	5.250%	9/1/24	5,040,000	5,722,416
	4.000%	11/1/25	15,900,000	16,864,017	(b)
Total Tennessee				73,738,775
Texas — 8.9%
Alamo, TX, Regional Mobility Authority Revenue, Senior Lien	5.000%	6/15/46	4,700,000	5,214,603
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, PSF — GTD	5.000%	12/1/47	2,350,000	2,651,035
Arlington, TX, Special Tax Revenue, AGM	5.000%	2/15/48	7,300,000	8,268,199
Austin, TX, Airport Systems Revenue:
	5.000%	11/15/39	7,000,000	7,657,300	(e)
	5.000%	11/15/44	8,500,000	9,273,330	(e)
Central Texas Regional Mobility Authority Revenue:

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2018 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
	5.000%	1/1/46	$4,000,000	$4,370,920
Senior Lien	5.000%	1/1/40	4,000,000	4,376,400
Senior Lien	5.000%	1/1/45	4,500,000	4,903,425
Central Texas Turnpike System	5.000%	8/15/42	15,000,000	16,164,450
Dallas, TX, Waterworks &Sewer System Revenue	5.000%	10/1/46	8,000,000	9,139,440
Grand Parkway Transportation Corp., TX, System Toll Revenue:
	5.000%	10/1/43	3,750,000	4,289,362
	5.000%	10/1/48	7,400,000	8,431,708
Convertible CAB, Step bond, 0.000% until 10/1/23; 5.450%	0.000%	10/1/34	5,000,000	4,762,300
First Tier Toll Revenue	5.125%	10/1/43	2,000,000	2,184,760
Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,044,550	(e)
Harris County, TX, Cultural Education Facilities Finance Corp.,Thermal Utility Revenue, Teco Project	5.000%	11/15/33	300,000	347,364
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System Revenue	5.750%	7/1/27	1,940,000	2,349,359	(h)
Harris County, TX, Houston Sports Authority Revenue:
Senior Lien, AGM	5.000%	11/15/26	6,000,000	6,822,420
Senior Lien, AGM	5.000%	11/15/27	4,000,000	4,526,280
Houston, TX, Airport Systems Revenue, Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	7,400,000	8,344,980	(e)
Houston, TX, Utility System Revenue, Combined First Lien	5.000%	11/15/44	3,000,000	3,356,550
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,197,563
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
	5.000%	11/1/33	710,000	797,820	(e)
	5.000%	11/1/36	710,000	791,891	(e)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,316,720	(e)
Southwest Airlines Co. Project	5.250%	11/1/40	15,000,000	15,876,150
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	5,500,000	6,102,360

See Notes to Financial Statements.

30	Western Asset Managed Municipals Fund 2018 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, MRC Crestview	5.000%	11/15/46	$1,550,000	$1,612,217
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
4-K Housing Inc., Stoney Brook Project	5.000%	7/1/47	980,000	1,010,253
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	2,100,000	2,274,951
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	1,700,000	1,799,076
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/51	1,700,000	1,835,643
North Texas Tollway Authority Revenue:
	4.000%	1/1/39	5,000,000	5,143,750
	5.000%	1/1/39	6,000,000	6,691,440
	5.000%	1/1/40	11,205,000	12,173,000
	5.000%	1/1/45	11,000,000	12,104,840
First Tier	6.250%	1/1/39	1,495,000	1,515,482
First Tier	5.000%	1/1/43	7,250,000	8,219,325
Southside, TX, ISD, GO, School Building, PSF — GTD	5.000%	8/15/47	5,060,000	5,759,292
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Senior Living Ventana Project	6.625%	11/15/37	500,000	553,705
Buckner Senior Living Ventana Project	6.750%	11/15/47	2,000,000	2,223,300
Temple, TX, ISD, GO,PSF-GTD	5.000%	2/1/41	3,160,000	3,566,186
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	57,980,000	67,188,384
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue:
	5.000%	12/15/29	10,000,000	10,830,300
	5.000%	12/15/30	15,000,000	16,207,800
	5.000%	12/15/31	10,000,000	10,784,400
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC	7.000%	6/30/40	15,000,000	16,200,900
Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	18,000,000	19,046,160
Texas State Private Activity Bond Surface Transportation Corp., Revenue:
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	4,000,000	4,301,440	(e)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/55	5,000,000	5,366,900	(e)
Texas State Water Development Board Revenue:	5.000%	10/15/42	8,000,000	9,184,560

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2018 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
	5.000%	10/15/47	$25,650,000	$29,338,470
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living Lewsville Project	6.750%	12/1/51	5,500,000	5,717,305	(d)
Inspired Living Lewsville Project	10.000%	12/1/51	850,000	889,993
Total Texas				420,100,311
U.S. Virgin Islands — 0.5%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/29	6,085,000	6,033,278
Matching Fund Loan	6.625%	10/1/29	4,200,000	4,210,500
Matching Fund Loan	6.750%	10/1/37	10,265,000	10,290,662
Matching Fund Loan	6.000%	10/1/39	4,915,000	4,915,000
Total U.S. Virgin Islands				25,449,440
Utah — 0.4%
Salt Lake City, UT, Corp. Airport Revenue:
	5.000%	7/1/36	4,000,000	4,506,840	(e)
	5.000%	7/1/37	3,500,000	3,940,650	(e)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,750,000	1,919,103
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	3,750,000	4,099,275
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	1,150,000	1,278,800	(j)
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	1,200,000	1,329,468	(j)
Total Utah				17,074,136
Vermont — 0.1%
Vermont State Student Assistance Corp., Education Loan Revenue, (3 mo. LIBOR + 3.000%)	5.320%	12/3/35	6,100,000	6,364,557	(c)(e)
Virginia — 1.4%
Arlington County, VA, IDA Revenue	5.000%	2/15/43	1,650,000	1,880,785
Hampton Roads, VA, Sanitation District Wastewater Revenue:
	5.000%	8/1/34	15,000,000	17,268,000
	5.000%	8/1/43	5,000,000	5,687,700
Pittsylvania County, VA, GO	5.750%	2/1/30	5,000,000	5,085,100	(a)
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	2,000,000	2,150,880
Virginia State College Building Authority, VA, EducationalFacilities Revenue, Liberty University Inc. Project	5.000%	3/1/41	7,225,000	7,543,550
Virginia State Commonwealth Transportation Board, Transportation Revenue	5.000%	5/15/33	1,000,000	1,175,440

See Notes to Financial Statements.

32	Western Asset Managed Municipals Fund 2018 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Virginia State Port Authority Port Facility Revenue:
	5.000%	7/1/41	$6,940,000	$7,706,801	(e)
	5.000%	7/1/45	9,730,000	10,734,720	(e)
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/27	3,000,000	3,219,510	(e)
Elizabeth River Crossing OpCo LLC Project	5.250%	1/1/32	5,000,000	5,380,700	(e)
Total Virginia				67,833,186
Washington — 1.2%
Port of Seattle, WA, Revenue	5.000%	5/1/43	8,500,000	9,464,750	(e)
Washington Health Care Facilities Authority:
Central Washington Health Services Association	7.000%	7/1/39	8,500,000	8,862,440	(a)
Swedish Health Services	6.250%	11/15/41	21,550,000	24,072,643	(a)
Washington State HFC Revenue:
Heron’s Key	7.000%	7/1/45	2,000,000	2,169,720	(d)
Heron’s Key	7.000%	7/1/50	2,150,000	2,326,085	(d)
Presbyterian Retirement Communities North West Project	5.000%	1/1/51	3,250,000	3,442,530	(d)
Washington State, GO	5.000%	8/1/34	6,900,000	8,000,550
Total Washington				58,338,718
West Virginia — 0.2%
West Virginia State Hospital Finance Authority Revenue:
United Health Systems	5.500%	6/1/34	4,030,000	4,142,759	(a)
United Health Systems	5.500%	6/1/39	4,000,000	4,111,920	(a)
Total West Virginia				8,254,679
Wisconsin — 1.4%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	3,275,000	3,653,328	(e)
Public Finance Authority, WI, Ltd. Obligation Pilot Revenue, American Dream @ Meadowlands Project	7.000%	12/1/50	8,100,000	9,377,127	(d)
Public Finance Authority, WI, Revenue, Denver International Airport Great Hall Project	5.000%	9/30/49	17,720,000	19,352,189	(e)
Wisconsin State HEFA Revenue:
Aurora Health Care Inc.	5.500%	4/15/29	9,000,000	9,539,550	(a)
Aurora Health Care Inc.	5.625%	4/15/39	7,800,000	8,283,054	(a)
Children’s Hospital	5.375%	8/15/37	2,800,000	2,948,232	(a)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2018 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — continued
Essentia Health, AGC	5.125%	2/15/30	$6,475,000	$6,727,655
Prohealth Care Inc. Obligation Group	6.625%	2/15/39	3,500,000	3,577,210	(a)
Total Wisconsin				63,458,345
Wyoming — 0.2%
Campbell County, WY, Solid Waste Facilities Revenue, Basin Electric Power Cooperative	5.750%	7/15/39	11,000,000	11,350,130
Total Investments before Short-Term Investments (Cost — $4,422,613,641)				4,653,259,752
Short-Term Investments — 0.8%
Municipal Bonds — 0.8%
California — 0.0%
Alameda, CA, Public Financing Authority, MFH
Revenue, Eagle/Parrot	1.270%	5/15/35	100,000	100,000	(k)(l)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue, SPA — Sumitomo Mitsui Banking	1.250%	4/1/36	500,000	500,000	(k)(l)
Total California				600,000
Florida — 0.0%
Liberty County, FL, IDR, Georgia Pacific Corp. Project	1.630%	10/1/28	1,100,000	1,100,000	(d)(e)(k)(l)
Mississippi — 0.1%
Mississippi Business Finance Corp., Industrial Revenue:
Chevron USA	1.430%	11/1/35	625,000	625,000	(k)(l)
Chevron USA	1.430%	11/1/35	3,800,000	3,800,000	(k)(l)
Total Mississippi				4,425,000
New York — 0.5%
New York City, NY, GO:
LIQ-JP Morgan Chase Bank	1.400%	3/1/40	6,175,000	6,175,000	(k)(l)
LOC — Mizuho Corporate Bank	1.440%	4/1/42	165,000	165,000	(k)(l)
New York City, NY, HDC, MFH Revenue Sustainable Neighborhood, LIQ — Citibank N.A.	1.440%	5/1/20	1,700,000	1,700,000	(k)(l)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA — JP Morgan Chase Bank NA	1.400%	8/1/45	10,250,000	10,250,000	(k)(l)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	1.450%	11/1/22	1,800,000	1,800,000	(k)(l)
New York State Housing Finance Agency, MFH Revenue:
LIQ-FHLMC	1.470%	11/1/41	1,000,000	1,000,000	(k)(l)
LOC — Landesbank Hessen-Thuringen	1.420%	11/1/46	700,000	700,000	(k)(l)
Total New York				21,790,000

See Notes to Financial Statements.

34	Western Asset Managed Municipals Fund 2018 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — 0.0%
Charlotte, NC, COP, 2003 Governmental Facilities Project, LIQ — Wells Fargo Bank N.A.	1.480%	6/1/33	$285,000	$285,000	(k)(l)
Texas — 0.2%
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital	1.420%	12/1/41	1,980,000	1,980,000	(k)(l)
The University of Texas System, Financing Systems, LIQ- University of Texas Investment Management Co.	1.390%	8/1/39	5,800,000	5,800,000	(k)(l)
Total Texas				7,780,000
Washington — 0.0%
Washington State Housing Finance Commission, Non-Profit Revenue, LOC — Wells Fargo Bank N.A.	1.490%	10/1/29	300,000	300,000	(k)(l)
Total Short-Term Investments (Cost — $36,280,000)				36,280,000
Total Investments — 99.5% (Cost — $4,458,893,641)				4,689,539,752
Other Assets in Excess of Liabilities — 0.5%				22,669,515
Total Net Assets — 100.0%				$4,712,209,267

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2018 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset Managed Municipals Fund

*	Non-income producing security.

(a)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	The coupon payment on these securities is currently in default as of August 31, 2018.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(h)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Securities traded on a when-issued or delayed delivery basis.

(k)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

36	Western Asset Managed Municipals Fund 2018 Semi-Annual Report

Western Asset Managed Municipals Fund

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
AGC	— Assured Guaranty Corporation — Insured Bonds
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CTFS	— Certificates
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration — Insured Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSF	— Permanent School Fund
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2018 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset Managed Municipals Fund

At August 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	408	12/18	$64,806,508	$64,999,500	$(192,992)

Ratings Table*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	4.6%
AA/Aa	32.9
A	37.3
BBB/Baa	14.6
BB/Ba	1.8
B/B	0.1
CCC/Caa	0.6
A-1/VMIG1	0.7
NR***	7.4
100.0%

*	As a percentage of total investments.

**

The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

***

The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

38	Western Asset Managed Municipals Fund 2018 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2018

Assets:
Investments, at value (Cost — $4,458,893,641)	$4,689,539,752
Cash	2,872
Interest receivable	57,639,073
Receivable for Fund shares sold	6,410,485
Receivable from broker — variation margin on open futures contracts	38,250
Prepaid expenses	122,625
Total Assets	4,753,753,057

Liabilities:
Payable for securities purchased	24,356,246
Payable for Fund shares repurchased	9,642,894
Distributions payable	4,072,986
Investment management fee payable	1,797,618
Service and/or distribution fees payable	701,239
Trustees’ fees payable	11,469
Accrued expenses	961,338
Total Liabilities	41,543,790
Total Net Assets	$4,712,209,267

Net Assets:
Par value (Note 7)	$294,753
Paid-in capital in excess of par value	4,605,760,922
Undistributed net investment income	5,062,565
Accumulated net realized loss on investments	(129,362,092)
Net unrealized appreciation on investments and futures contracts	230,453,119
Total Net Assets	$4,712,209,267

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2018 Semi-Annual Report	39

Statement of assets and liabilities (unaudited) (cont’d)

August 31, 2018

Net Assets:
Class 1	$19,228,316
Class A	$2,955,181,152
Class C	$540,354,644
Class I	$1,196,070,272
Class IS	$1,374,883

Shares Outstanding:
Class 1	1,207,213
Class A	184,934,730
Class C	33,794,286
Class I	74,730,732
Class IS	85,925

Net Asset Value:
Class 1 (and redemption price)	$15.93
Class A (and redemption price)	$15.98
Class C*	$15.99
Class I (and redemption price)	$16.01
Class IS (and redemption price)	$16.00
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$16.69

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

40	Western Asset Managed Municipals Fund 2018 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2018

Investment Income:
Interest	$108,221,010

Expenses:
Investment management fee (Note 2)	10,800,367
Service and/or distribution fees (Notes 2 and 5)	4,271,216
Transfer agent fees (Note 5)	1,827,367
Fund accounting fees	172,041
Legal fees	109,514
Registration fees	109,164
Trustees’ fees	64,436
Audit and tax fees	38,240
Shareholder reports	32,266
Insurance	28,675
Commitment fees (Note 8)	27,115
Custody fees	10,387
Interest expense	25
Miscellaneous expenses	42,640
Total Expenses	17,533,453
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(166)
Net Expenses	17,533,287
Net Investment Income	90,687,723

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain From Investment Transactions	1,195,547
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(18,046,580)
Futures contracts	(192,992)
Change in Net Unrealized Appreciation (Depreciation)	(18,239,572)
Net Loss on Investments and Futures Contracts	(17,044,025)
Increase in Net Assets From Operations	$73,643,698

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2018 Semi-Annual Report	41

Statements of changes in net assets

For the Six Months Ended August 31, 2018 (unaudited) and the Year Ended February 28, 2018	August 31	February 28

Operations:
Net investment income	$90,687,723	$184,478,183
Net realized gain	1,195,547	19,802,283
Change in net unrealized appreciation (depreciation)	(18,239,572)	(75,360,690)
Increase in Net Assets From Operations	73,643,698	128,919,776

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(88,025,771)	(185,292,719)
Decrease in Net Assets From Distributions to Shareholders	(88,025,771)	(185,292,719)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	539,967,458	1,373,253,771
Reinvestment of distributions	64,722,998	141,717,513
Cost of shares repurchased	(854,094,211)	(1,227,039,906)
Increase (Decrease) in Net Assets From Fund Share Transactions	(249,403,755)	287,931,378
Increase (Decrease) in Net Assets	(263,785,828)	231,558,435

Net Assets:
Beginning of period	4,975,995,095	4,744,436,660
End of period*	$4,712,209,267	$4,975,995,095
*Includes undistributed net investment income of:	$5,062,565	$2,400,613

See Notes to Financial Statements.

42	Western Asset Managed Municipals Fund 2018 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class 1 Shares[1]	2018[2]	2018	2017	2016[3]	2015	2014

Net asset value, beginning of period	$15.97	$16.15	$16.71	$16.89	$16.22	$17.26

Income (loss) from operations:
Net investment income	0.31	0.64	0.63	0.64	0.68	0.67
Net realized and unrealized gain (loss)	(0.05)	(0.17)	(0.56)	(0.18)	0.66	(1.04)
Total income (loss) from operations	0.26	0.47	0.07	0.46	1.34	(0.37)

Less distributions from:
Net investment income	(0.30)	(0.65)	(0.63)	(0.64)	(0.67)	(0.67)
Total distributions	(0.30)	(0.65)	(0.63)	(0.64)	(0.67)	(0.67)

Net asset value, end of period	$15.93	$15.97	$16.15	$16.71	$16.89	$16.22
Total return[4]	1.64%	2.89%	0.38%	2.81%	8.38%	(2.07)%

Net assets, end of period (000s)	$19,228	$20,074	$21,287	$22,993	$25,185	$25,234

Ratios to average net assets:
Gross expenses	0.58%[5]	0.56%	0.56%	0.57%	0.58%	0.63%
Net expenses[6]	0.58 [5]	0.56	0.56	0.57	0.58	0.63
Net investment income	3.90 [5]	3.95	3.80	3.86	4.05	4.14

Portfolio turnover rate	9%	14%	17%	5%	7%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2018 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expense Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2018 Semi-Annual Report	43

Financial highlights (Cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2018[2]		2018	2017	2016[3]	2015	2014

Net asset value, beginning of period	$16.03		$16.20	$16.76	$16.95	$16.27	$17.31

Income (loss) from operations:
Net investment income	0.31		0.62	0.62	0.63	0.66	0.67
Net realized and unrealized gain (loss)	(0.07)		(0.16)	(0.57)	(0.19)	0.68	(1.04)
Total income (loss) from operations	0.24		0.46	0.05	0.44	1.34	(0.37)

Less distributions from:
Net investment income	(0.29)		(0.63)	(0.61)	(0.63)	(0.66)	(0.67)
Total distributions	(0.29)		(0.63)	(0.61)	(0.63)	(0.66)	(0.67)

Net asset value, end of period	$15.98		$16.03	$16.20	$16.76	$16.95	$16.27
Total return[4]	1.52%		2.83%	0.29%	2.66%	8.33%	(2.08)%

Net assets, end of period (millions)	$2,955		$3,089	$3,004	$3,027	$2,780	$2,787

Ratios to average net assets:
Gross expenses	0.70	%5	0.68%	0.66%	0.66%	0.66%	0.66%
Net expenses	0.70	[5,6]	0.68 [6]	0.66	0.66	0.66	0.66
Net investment income	3.79	[5]	3.83	3.70	3.77	3.96	4.10

Portfolio turnover rate	9%		14%	17%	5%	7%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2018 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

44	Western Asset Managed Municipals Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2018[2]	2018	2017	2016[3]	2015	2014

Net asset value, beginning of period	$16.04	$16.21	$16.77	$16.96	$16.29	$17.32

Income (loss) from operations:
Net investment income	0.26	0.53	0.52	0.54	0.57	0.58
Net realized and unrealized gain (loss)	(0.06)	(0.16)	(0.56)	(0.20)	0.66	(1.03)
Total income (loss) from operations	0.20	0.37	(0.04)	0.34	1.23	(0.45)

Less distributions from:
Net investment income	(0.25)	(0.54)	(0.52)	(0.53)	(0.56)	(0.58)
Total distributions	(0.25)	(0.54)	(0.52)	(0.53)	(0.56)	(0.58)

Net asset value, end of period	$15.99	$16.04	$16.21	$16.77	$16.96	$16.29
Total return[4]	1.24%	2.26%	(0.27)%	2.08%	7.65%	(2.56)%

Net assets, end of period (millions)	$540	$600	$684	$737	$749	$748

Ratios to average net assets:
Gross expenses	1.25%[5]	1.24%	1.23%	1.23%	1.24%	1.23%
Net expenses	1.25 [5]	1.24 [6]	1.23	1.23	1.24	1.23
Net investment income	3.22 [5]	3.27	3.13	3.20	3.39	3.54

Portfolio turnover rate	9%	14%	17%	5%	7%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2018 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2018 Semi-Annual Report	45

Financial highlights (Cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2018[2]		2018	2017	2016[3]	2015	2014

Net asset value, beginning of period	$16.05		$16.23	$16.79	$16.97	$16.30	$17.34

Income (loss) from operations:
Net investment income	0.32		0.65	0.63	0.64	0.68	0.69
Net realized and unrealized gain (loss)	(0.06)		(0.18)	(0.56)	(0.18)	0.66	(1.05)
Total income (loss) from operations	0.26		0.47	0.07	0.46	1.34	(0.36)

Less distributions from:
Net investment income	(0.30)		(0.65)	(0.63)	(0.64)	(0.67)	(0.68)
Total distributions	(0.30)		(0.65)	(0.63)	(0.64)	(0.67)	(0.68)

Net asset value, end of period	$16.01		$16.05	$16.23	$16.79	$16.97	$16.30
Total return[4]	1.66%		2.89%	0.38%	2.81%	8.36%	(1.98)%

Net assets, end of period (millions)	$1,196		$1,267	$1,035	$1,067	$940	$690

Ratios to average net assets:
Gross expenses	0.55	%5	0.55%	0.58%	0.58%	0.57%	0.61%
Net expenses[6]	0.55	[5]	0.55	0.58	0.58	0.57	0.57 [7]
Net investment income	3.92	[5]	3.95	3.78	3.85	4.05	4.19

Portfolio turnover rate	9%		14%	17%	5%	7%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2018 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

46	Western Asset Managed Municipals Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2018[2]

Net asset value, beginning of period	$16.04

Income (loss) from operations:
Net investment income	0.29
Net realized and unrealized loss	(0.05)
Total income from operations	0.24

Less distributions from:
Net investment income	(0.28)
Total distributions	(0.28)

Net asset value, end of period	$16.00
Total return[3]	1.50%

Net assets, end of period (000s)	$1,375

Ratios to average net assets:
Gross expenses	0.48	%4
Net expenses[5]	0.48	[4]
Net investment income	4.02	[4]

Portfolio turnover rate	9%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period March 16, 2018 (inception date) to August 31, 2018.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.50%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[6]	For the six months ended August 31, 2018.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2018 Semi-Annual Report	47

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage- backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

48	Western Asset Managed Municipals Fund 2018 Semi-Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar invest- ments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in deter- mining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Managed Municipals Fund 2018 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$4,653,259,752	—	$4,653,259,752
Short-Term Investments†	—	36,280,000	—	36,280,000
Total Investments	—	$4,689,539,752	—	$4,689,539,752

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$192,992	—	—	$192,992

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

50	Western Asset Managed Municipals Fund 2018 Semi-Annual Report

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Western Asset Managed Municipals Fund 2018 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of August 31, 2018, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

52	Western Asset Managed Municipals Fund 2018 Semi-Annual Report

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (formerly Western Asset Management Company) (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $500 million	0.550%
Next $1 billion	0.500
Next $1 billion	0.450
Over $2.5 billion	0.400

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class IS shares did not exceed 0.60% and 0.50%, respectively. In addition, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares and the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

During the six months ended August 31, 2018, fees waived and/or expenses reimbursed amounted to $166.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset Managed Municipals Fund 2018 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2018, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$179,867	—
CDSCs	45,153	$8,433

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subad- viser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2018, such purchase and sale transactions (excluding accrued interest) were $143,020,000 and $242,725,000, respectively.

3. Investments

During the six months ended August 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$409,512,353
Sales	606,120,011

54	Western Asset Managed Municipals Fund 2018 Semi-Annual Report

At August 31, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$4,458,893,641	$255,109,119	$(24,463,008)	$230,646,111
Futures contracts	—	—	(192,992)	(192,992)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2018.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$192,992

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2018. The table provides additional information about the change in unrealized appreciation/ depreciation resulting from the Fund’s derivative and hedging activities during the period.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(192,992)

During the six months ended August 31, 2018, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$9,285,643

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and

Western Asset Managed Municipals Fund 2018 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended August 31, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class 1	—		$10,792
Class A	$2,253,614	†	1,085,147
Class C	2,017,602		230,297
Class I	—		501,124
Class IS1	—		7
Total	$4,271,216		$1,827,367

†	Amounts shown are exclusive of expense reimbursements. For the six months ended August 31, 2018, the service and/or distribution fees reimbursed amounted to $166 for Class A shares.

[1]	For the period March 16, 2018 (inception date) to August 31, 2018.

For the six months ended August 31, 2018, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	—
Class A	$166
Class C	—
Class I	—
Class IS	—
Total	$166

6. Distributions to shareholders by class

	Six Months Ended August 31, 2018	Year Ended February 28, 2018
Net Investment Income:
Class 1	$374,675	$822,849
Class A	55,195,468	113,466,356
Class C	8,977,319	21,300,905
Class I	23,454,197	49,702,609
Class IS1	24,112	—
Total	$88,025,771	$185,292,719

[1]	For the period March 16, 2018 (inception date) to August 31, 2018.

7. Shares of beneficial interest

At August 31, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

56	Western Asset Managed Municipals Fund 2018 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2018		Year Ended February 28, 2018
	Shares	Amount	Shares	Amount
Class 1
Shares issued on reinvestment	23,476	$374,675	50,688	$822,849
Shares repurchased	(72,906)	(1,164,668)	(112,205)	(1,822,367)
Net decrease	(49,430)	$(789,993)	(61,517)	$(999,518)

Class A
Shares sold	23,074,219	$369,393,474	45,979,325	$748,819,842
Shares issued on reinvestment	2,409,423	38,580,236	5,226,662	85,127,730
Shares repurchased	(33,301,777)	(532,938,778)	(43,884,323)	(7,111,895,441)
Net increase (decrease)	(7,818,135)	$(124,965,068)	7,321,664	$122,052,131

Class C
Shares sold	724,723	$11,612,976	2,418,680	$39,504,406
Shares issued on reinvestment	461,069	7,387,343	1,061,655	17,303,617
Shares repurchased	(4,812,560)	(77,103,214)	(8,227,023)	(134,132,194)
Net decrease	(3,626,768)	$(58,102,895)	(4,746,688)	$(77,324,171)

Class I
Shares sold	9,825,271	$157,606,867	35,996,926	$584,929,523
Shares issued on reinvestment	1,144,393	18,356,632	2,357,977	38,463,317
Shares repurchased	(15,149,048)	(242,887,528)	(23,253,105)	(379,189,904)
Net increase (decrease)	(4,179,384)	$(66,924,029)	15,101,798	$244,202,936

Class IS1
Shares sold	84,422	$1,354,141	—	—
Shares issued on reinvestment	1,504	24,112	—	—
Shares repurchased	(1)	(23)	—	—
Net increase	85,925	$1,378,230	—	—

[1]	For the period March 16, 2018 (inception date) to August 31, 2018.

8. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 19, 2018. Any borrowings under the Redemption Facility will bear

Western Asset Managed Municipals Fund 2018 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended August 31, 2018, the Fund incurred a commitment fee in the amount of $27,115. The Fund did not utilize the Redemption Facility during the six months ended August 31, 2018.

9. Capital loss carryforward

As of February 28, 2018, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
2/28/2019	$57,562,287

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $74,033,839, which have no expiration date, must be used first to offset any such gains.

58	Western Asset Managed Municipals Fund 2018 Semi-Annual Report

Western Asset

Managed Municipals Fund

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

*	Prior to May 2, 2018, known as Western Asset Management Company.
**	Effective June 11, 2018, BNY became custodian.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company,

LLC*

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)**

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered

public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Managed Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Managed Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Managed Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accom-paniedby a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identify verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and cred-itworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0435 10/18 SR18-3452

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	October 26, 2018